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April 3, 2003

VIA EDGAR

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Registrants Identified in Exhibit A

Ladies and Gentlemen:

     The undersigned, State Street Research Capital Trust, State Street Research Equity Trust, State Street Research Financial Trust and State Street Research Securities Trust (each a "Registrant"), do hereby certify:

(1) That the forms of supplements to the prospectuses and Statements of Additional Information, referred to in Exhibit B and Exhibit C hereto, that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from those contained in the most recent amendments to the registration statements of the Registrants; and

(2) That the text of the most recent amendment to the Registrants' registration statements has been filed electronically as follows: State Street Research Capital Trust, EDGAR accession number 0001047469-03-009929, State Street Research Equity Trust, EDGAR accession number 0001047469-03-009934, State Street Research Financial Trust, EDGAR accession number 0001047469-03-009932 and State Street Research Securities Trust, EDGAR accession number 0001047469-03-009930.

STATE STREET RESEARCH CAPITAL TRUST,
STATE STREET RESEARCH EQUITY TRUST,
STATE STREET RESEARCH FINANCIAL TRUST and
STATE STREET RESEARCH SECURITIES TRUST


By:      /s/ Amy L. Simmons
         ------------------
         Amy L. Simmons
         Assistant Secretary

cc:      Geoffrey R.T. Kenyon, Esq.
         Peter Fariel, Esq.
           Goodwin Procter LLP
         Terrence J. Cullen, Esq.
           State Street Research & Management Company


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                                    EXHIBIT A

State Street Research Capital Trust
Securities Act of 1933 Registration No. 2-86271
Investment Company Act of 1940 File No. 811-3838
CIK 0000727101

State Street Research Equity Trust
Securities Act of 1933 Registration No. 33-4296
Investment Company Act of 1940 File No. 811-4624
CIK 0000790941

State Street Research Financial Trust
Securities Act of 1933 Registration No. 33-10327
Investment Company Act of 1940 File No. 811-4911
CIK 0000806390

State Street Research Securities Trust
Securities Act of 1933 Registration No. 33-74628
Investment Company Act of 1940 File No. 811-8322
CIK 0000918572

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                                     EXHIBIT B

                                                                                FOR PROSPECTUS
SERIES/REGISTRANT                                         SUPPLEMENT #               DATED
-----------------                                         ------------               -----
State Street Research Emerging Growth Fund                      2              February 1, 2003
  A SERIES OF STATE STREET RESEARCH CAPITAL TRUST                              (As supplemented
                                                                                March 3, 2003)

State Street Research Mid-Cap Value Fund                        2              November 1, 2002
  A SERIES OF STATE STREET RESEARCH EQUITY TRUST                               (As supplemented
                                                                                March 3, 2003)

State Street Research Global Resources Fund
  A SERIES OF STATE STREET RESEARCH EQUITY TRUST                1              November 1, 2002

State Street Research Government Income Fund
  A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST             1                March 1, 2003

State Street Research Legacy Fund
  A SERIES OF STATE STREET RESEARCH SECURITIES TRUST            1                March 1, 2003

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                                    EXHIBIT C

                                                                                   FOR STATEMENT OF
                                                                                ADDITIONAL INFORMATION
SERIES/REGISTRANT                                             SUPPLEMENT #              DATED
-----------------                                             ------------              -----

State Street Research Emerging Growth Fund                          1               February 1, 2003
  A SERIES OF STATE STREET RESEARCH CAPITAL TRUST

State Street Research Mid-Cap Value Fund                            2               November 1, 2002
State Street Research Global Resources Fund                                         (as supplemented
  SERIES OF STATE STREET RESEARCH EQUITY TRUST                                      February 1, 2003)

State Street Research Government Income Fund                        1               March 1, 2003
  A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

State Street Research Legacy Fund                                   1               March 1, 2003
  A SERIES OF STATE STREET RESEARCH SECURITIES TRUST